Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation
S-K,
the following disclosure is provided about the relationship between executive compensation and the Company’s performance on select financial metrics. For a complete description regarding the Company’s compensation program, please see “
Compensation Discussion and Analysis
.” Information regarding the total direct compensation paid to our executive team for the 2022 performance year can be found in “
Compensation Discussion and Analysis—Evaluating Performance and Determining 2022 Compensation—2022 NEO Compensation
.”

Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (2)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers (3)	Average Compensation Actually Paid to Non-PEO Named Executive Officers (4)	Value of Initial Fixed $100 Investment Based On:		GAAP Net Income (millions) (7)	Underlying ROTCE (8)
					Total Shareholder Return (5)	Peer Group Total Shareholder Return (6)

2022	$11,703,788	$ 9,840,311	$3,576,460	$3,040,596	$110.7	$ 97.5	$2,073	16.4%

2021	$12,430,076	$19,228,071	$3,651,053	$5,387,886	$127.8	$124.1	$2,319	16.0%

2020	$14,335,323	$ 3,714,463	$4,106,055	$1,435,259	$ 93.3	$ 89.7	$1,057	7.5%

(1)	These amounts reflect the total compensation reported for Mr. Van Saun (our CEO) for each corresponding year in the “Total” column of the Summary Compensation Table.

(2)
These amounts reflect the “compensation actually paid” to Mr. Van Saun, as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Van Saun during the applicable year. The adjustments in the below table were made to Mr. Van Saun’s total compensation in the Summary Compensation Table for each year to determine the “compensation actually paid” pursuant to Item 402(v) of Regulation
S-K.
Mr. Van Saun is not eligible to participate in the CFG Pension Plan so no related adjustments have been made to the below.

Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards (a)	Equity Award Adjustments (b)				Compensation Actually Paid to PEO
			Year End Fair Value of Equity Awards Granted in the Applicable Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that are Unvested at Year End	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation

2022	$11,703,788	($ 6,920,896)	$5,610,361	($2,314,148)	$1,263,537	$497,669	$ 9,840,311

2021	$12,430,076	($ 7,840,912)	$8,047,746	$4,684,437	$1,371,299	$535,425	$19,228,071

2020	$14,335,323	($10,422,527)	$6,312,427	($5,538,255)	($1,469,820)	$497,315	$ 3,714,463

a)	Represents the grant date fair value of equity awards as reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.

b)
The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The following equity adjustments were omitted from this table because there was nothing to report: (i) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; and (ii) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year.

(3)
These amounts reflect the average total compensation reported for the Company’s named executive officers (“NEOs”) as a group (excluding Mr. Van Saun) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Mr. Van Saun) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022 and 2021, John Woods, Don McCree, Brendan Coughlin and Malcolm Griggs; and (ii) for 2020, John Woods, Don McCree, Malcolm Griggs, and Susan LaMonica.

(4)
These amounts reflect the average “compensation actually paid” to the NEOs as a group (excluding Mr. Van Saun), as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the applicable NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the adjustments in the below table were made to average total compensation for the NEOs as a group (excluding Mr. Van Saun) for each year to determine the “compensation actually paid”, using the same methodology described above in footnote 2. Mr. Coughlin is the only NEO eligible to participate in the CFG Pension Plan. However, no adjustments were necessary relating to these plan benefits because amounts reported for Mr.
Coughlin
in the “Change in Pension and Nonqualified Deferred Compensation Earnings” column of the Summary Compensation Table were negative and therefore reported as $0 for each of 2021 and 2022. As such, in accordance with Item 402(v) of Regulation
S-K,
no amounts were deducted from the reported plan benefits for 2022 and 2021.

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Equity Award Adjustments				Average Compensation Actually Paid to Non-PEO NEOs
			Average Year End Fair Value of Equity Awards Granted in the Applicable Year	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that are Unvested at Year End	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation

2022	$3,576,460	($1,881,472)	$1,525,208	($ 589,759)	$265,861	$144,298	$3,040,596

2021	$3,651,053	($2,104,924)	$2,166,478	$ 1,186,338	$352,886	$136,055	$5,387,886

2020	$4,106,055	($2,726,734)	$1,721,410	($1,418,425)	($368,512)	$121,465	$1,435,259

(5)
Total Shareholder Return is calculated by dividing (a) the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment in the security, and the difference between the Company’s share price at the end and the beginning of the measurement period by (b) the Company’s share price at the beginning of the measurement period.

(6)	The peer group used for this purpose is the KBW Nasdaq Bank Index and the Total Shareholder Return is calculated using the same methodology described above in footnote 5.

(7)	The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.

(8)
Results are presented on an Underlying basis, as applicable. See Appendix A for more information on
Non-GAAP
Financial Measures and Reconciliations. Underlying ROTCE is defined as net income available to common stockholders divided by average common equity excluding average goodwill (net of related deferred tax liabilities) and average other intangible assets. While the Company uses numerous financial and non-financial
performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that Underlying ROTCE is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link NEO compensation for the most recently completed fiscal year to Company performance.

Named Executive Officers, Footnote [Text Block]
(3)
These amounts reflect the average total compensation reported for the Company’s named executive officers (“NEOs”) as a group (excluding Mr. Van Saun) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Mr. Van Saun) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022 and 2021, John Woods, Don McCree, Brendan Coughlin and Malcolm Griggs; and (ii) for 2020, John Woods, Don McCree, Malcolm Griggs, and Susan LaMonica.

Peer Group Issuers, Footnote [Text Block]	The peer group used for this purpose is the KBW Nasdaq Bank Index and the Total Shareholder Return is calculated using the same methodology described above in footnote 5.
PEO Total Compensation Amount	$ 11,703,788	$ 12,430,076	$ 14,335,323
PEO Actually Paid Compensation Amount	$ 9,840,311	19,228,071	3,714,463
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
These amounts reflect the “compensation actually paid” to Mr. Van Saun, as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Van Saun during the applicable year. The adjustments in the below table were made to Mr. Van Saun’s total compensation in the Summary Compensation Table for each year to determine the “compensation actually paid” pursuant to Item 402(v) of Regulation
S-K.
Mr. Van Saun is not eligible to participate in the CFG Pension Plan so no related adjustments have been made to the below.

Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards (a)	Equity Award Adjustments (b)				Compensation Actually Paid to PEO
			Year End Fair Value of Equity Awards Granted in the Applicable Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that are Unvested at Year End	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation

2022	$11,703,788	($ 6,920,896)	$5,610,361	($2,314,148)	$1,263,537	$497,669	$ 9,840,311

2021	$12,430,076	($ 7,840,912)	$8,047,746	$4,684,437	$1,371,299	$535,425	$19,228,071

2020	$14,335,323	($10,422,527)	$6,312,427	($5,538,255)	($1,469,820)	$497,315	$ 3,714,463

a)	Represents the grant date fair value of equity awards as reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.

b)
The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The following equity adjustments were omitted from this table because there was nothing to report: (i) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; and (ii) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year.

Non-PEO NEO Average Total Compensation Amount	$ 3,576,460	3,651,053	4,106,055
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,040,596	5,387,886	1,435,259
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(4)
These amounts reflect the average “compensation actually paid” to the NEOs as a group (excluding Mr. Van Saun), as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the applicable NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the adjustments in the below table were made to average total compensation for the NEOs as a group (excluding Mr. Van Saun) for each year to determine the “compensation actually paid”, using the same methodology described above in footnote 2. Mr. Coughlin is the only NEO eligible to participate in the CFG Pension Plan. However, no adjustments were necessary relating to these plan benefits because amounts reported for Mr.
Coughlin
in the “Change in Pension and Nonqualified Deferred Compensation Earnings” column of the Summary Compensation Table were negative and therefore reported as $0 for each of 2021 and 2022. As such, in accordance with Item 402(v) of Regulation
S-K,
no amounts were deducted from the reported plan benefits for 2022 and 2021.

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Equity Award Adjustments				Average Compensation Actually Paid to Non-PEO NEOs
			Average Year End Fair Value of Equity Awards Granted in the Applicable Year	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that are Unvested at Year End	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation

2022	$3,576,460	($1,881,472)	$1,525,208	($ 589,759)	$265,861	$144,298	$3,040,596

2021	$3,651,053	($2,104,924)	$2,166,478	$ 1,186,338	$352,886	$136,055	$5,387,886

2020	$4,106,055	($2,726,734)	$1,721,410	($1,418,425)	($368,512)	$121,465	$1,435,259

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
The graph below illustrates the trend in “compensation actually paid” over the last three years to our TSR performance, as well as TSR relative to the KBW Nasdaq Bank Index (BKX). This illustrates that from 2020 to 2021 and 2021 to 2022 our compensation moved in alignment with our TSR performance, increasing in 2021 and decreasing in 2022, and that our TSR performance was stronger than the BKX all three years.

Compensation Actually Paid vs. Net Income [Text Block]
Additionally, the graphs below illustrate the trend in “compensation actually paid” over the last three years relative to our GAAP Net Income and Underlying ROTCE. This illustrates that from 2020 to 2021 and 2021 to 2022 our compensation moved in alignment with our GAAP Net Income; however, although our Underlying ROTCE moved in alignment with compensation from 2020 to 2021, it improved from 2021 to 2022 while compensation decreased.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]
As also required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation
S-K,
below is a list of the most important financial measures used by the Compensation and HR Committee to link executive compensation to Company performance for the 2022 performance year.

∎	Underlying ROTCE

∎	Underlying Earnings per Share

∎	Underlying Efficiency Ratio

*	See Appendix A for information on Non-GAAP Financial Measures and Reconciliations and their calculation or reconciliation to GAAP financial measures.

Total Shareholder Return Amount	$ 110.7	127.8	93.3
Peer Group Total Shareholder Return Amount	97.5	124.1	89.7
Net Income (Loss)	$ 2,073,000,000	$ 2,319,000,000	$ 1,057,000,000
Company Selected Measure Amount	0.164	0.16	0.075
PEO Name	Mr. Van Saun
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Underlying ROTCE
Non-GAAP Measure Description [Text Block]	Results are presented on an Underlying basis, as applicable. See Appendix A for more information on
Non-GAAP
Financial Measures and Reconciliations. Underlying ROTCE is defined as net income available to common stockholders divided by average common equity excluding average goodwill (net of related deferred tax liabilities) and average other intangible assets. While the Company uses numerous financial and non-financial
	performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that Underlying ROTCE is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link NEO compensation for the most recently completed fiscal year to Company performance.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Underlying Earnings per Share
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Underlying Efficiency Ratio
PEO [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Equity Awards	$ (6,920,896)	$ (7,840,912)	$ (10,422,527)
PEO [Member] | Year End Fair Value of Equity Awards Granted in the Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Equity Awards	5,610,361	8,047,746	6,312,427
PEO [Member] | Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that are Unvested at Year End [Member]
Pay vs Performance Disclosure [Table]
Equity Awards	(2,314,148)	4,684,437	(5,538,255)
PEO [Member] | Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Equity Awards	1,263,537	1,371,299	(1,469,820)
PEO [Member] | Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Equity Awards	497,669	535,425	497,315
Non-PEO NEO [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Equity Awards	(1,881,472)	(2,104,924)	(2,726,734)
Non-PEO NEO [Member] | Year End Fair Value of Equity Awards Granted in the Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Equity Awards	1,525,208	2,166,478	1,721,410
Non-PEO NEO [Member] | Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that are Unvested at Year End [Member]
Pay vs Performance Disclosure [Table]
Equity Awards	(589,759)	1,186,338	(1,418,425)
Non-PEO NEO [Member] | Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Equity Awards	265,861	352,886	(368,512)
Non-PEO NEO [Member] | Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Equity Awards	$ 144,298	$ 136,055	$ 121,465